Investments (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Investments	$ 1,510	$ 3,273
Investments	27	24
Restructuring, capital decrease and others	(15)	(172)
Results in equity-accounted investments	251	1,607	$ (659)
CTA	(25)	(33)
Dividends	(344)	(747)
Investments	1,566	1,510	3,273
Transfer to assets held for sale	(57)	(2,464)
OCI	219	22
Compania Mega S A Mega [Member]
IfrsStatementLineItems [Line Items]
Investments	98	82
Results in equity-accounted investments	55	31
CTA	1	2
Dividends	(5)	(17)
Investments	149	98	82
Associates [member]
IfrsStatementLineItems [Line Items]
Investments	998	2,455
Investments	11	15
Restructuring, capital decrease and others	(13)	(172)
Results in equity-accounted investments	(5)	1,405
CTA	(27)	(32)
Dividends	(109)	(557)
Investments	1,016	998	2,455
Transfer to assets held for sale	(58)	(2,139)
OCI	219	23
Joint ventures [member]
IfrsStatementLineItems [Line Items]
OCI		(1)
State Natural Gas Distributiors Gaspetro [Member]
IfrsStatementLineItems [Line Items]
Investments		298
Results in equity-accounted investments		38
CTA		(2)
Dividends		(26)
Investments			298
Other Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
OCI		(1)
M P Gulf Of Mexico L L C [Member]
IfrsStatementLineItems [Line Items]
Investments	387	366
Results in equity-accounted investments	170	122
CTA	1	1
Dividends	(184)	(102)
Investments	374	387	366
Other Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Investments	24	67
Investments	16	9
Transfer to assets held for sale	1
Restructuring, capital decrease and others	(2)
Results in equity-accounted investments	31	11
CTA	(1)
Dividends	(46)	(45)
Investments	23	24	67
Transfer to assets held for sale		(17)
Assets or disposal groups classified as held for sale, Others
IfrsStatementLineItems [Line Items]
Investments	3	5
CTA	1	(2)
Investments	4	3	5
State Natural Gas Distributiors Gaspetro [Member]
IfrsStatementLineItems [Line Items]
Transfer to assets held for sale		(308)
Joint ventures [member]
IfrsStatementLineItems [Line Items]
Investments	509	813
Investments	16	9
Transfer to assets held for sale	1
Restructuring, capital decrease and others	(2)
Results in equity-accounted investments	256	202
CTA	1	1
Dividends	(235)	(190)
Investments	$ 546	509	$ 813
Transfer to assets held for sale		$ (325)